INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES - Summary of Such Investment (Detail) $ in Thousands	3 Months Ended
Mar. 31, 2025 ARS ($)
Disclosure Of Subsidiaries [Roll Forward]
Investments in associates	$ 4,438,050
Purchases and Contributions	0
Share profit	(3,536,863)
Investments in associates	901,187
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Disclosure Of Subsidiaries [Roll Forward]
Investments in associates	4,438,050
Purchases and Contributions	0
Share profit	(3,536,863)
Investments in associates	$ 901,187